Cost of Revenues	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
COST OF REVENUES

NOTE 11 - COST OF REVENUES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022

Payroll and related benefits (including share-based compensation)	585	551	896
Raw materials subcontractors and auxiliary materials	832	905	298
Shipping	44	42	48
Royalties to the IIA	99	96	93
Depreciation	186	161	111
Others	94	174	194
	1,840	1,929	1,640